                                             UAM Funds
                                             Funds for the Informed Investor/sm/

Sirach Growth II Portfolio
Semi-Annual Report                                              October 31, 2001



                                                                 [LOGO] UAM

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO
                                                      OCTOBER 31, 2001

-------------------------------------------------------------------------------
                          TABLE OF CONTENTS
-------------------------------------------------------------------------------
Shareholders' Letter ......................................................   1
Statement of Net Assets ...................................................   4
Statement of Operations ...................................................   9
Statement of Changes in Net Assets ........................................  10
Financial Highlights ......................................................  11
Notes to Financial Statements .............................................  12
-------------------------------------------------------------------------------

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

-------------------------------------------------------------------------------
November, 2001

Dear Shareholders:

The Sirach Growth II Portfolio completed the last six months ending in October with net assets of $19.2 million. Market participants have been impacted by a weakening economy, broadly slower earnings growth (in many cases sharply lower), and increased levels of uncertainty following the terrorist attacks of September 11th. The Portfolio returned -15.02% versus the S&P 500 Index return of -14.60%.

The Technology and Finance sectors were the largest detractors to performance for the period. Technology was the weakest performing sector in the index. We reduced exposure in Technology throughout the year, moving from a sizeable overweighting as the fiscal year began to a market weight position at this time. The soft economy had a dramatic impact on technology earnings. Earnings estimates have been on a continual reduction path and visibility of revenues remains very limited. No industry within Technology has been spared the effects of the weak economy. We have focused our Technology holdings on companies that are market leaders and those that have solid, visible earnings prospects. The poor contribution from the Finance sector was a result of two factors. First, positions held in financial services companies were hurt by the perception that the slowing economy would impact payroll processing levels and credit card usage. Second, our holdings in insurance stocks suffered a sharp pullback early in the year. Finance is our second largest sector exposure and is roughly in line with the index weighting.

Healthcare, our largest sector weighting, was a positive contributor to performance. Positions range from pharmaceutical companies, to biotech, to medical products and supplies, to healthcare service providers. We have benefited so far this year by being underweight the poorer performing pharmaceutical companies and have had large exposure to healthcare facilities companies (hospitals, nursing homes) which were superior performers. These companies performed very well as strong pricing gains have outpaced rising costs, resulting in better margins and positive earnings surprises. We are comfortable with earnings estimates and growth prospects of our positions and maintain a higher weighting relative to the S&P. As noted above, we have reduced our Technology position to an equal weighting relative to the index, making Technology our third largest sector weighting in the Portfolio. Our current holdings are focused in software, services, semiconductors, and computers. We increased our weighting in the Consumer Staples sector during the year. These companies offer steady earnings growth in an uncertain environment and have been good performers. Our holdings cover such industries as beverages, grocery stores, and food companies.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

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Other than being overweight the index in Healthcare and Consumer Staples and underweight in Utilities and Integrated Oils, we are essentially equally weighted to the other sectors in the index as no clear market leaders exist.

We are monitoring our process closely to identify incremental improvement in the earnings prospects of the companies in our universe. As the market place once again rewards companies with superior earnings characteristics we are confident our process will result in strong returns.

Please contact us with any questions you may have.

Sincerely,


SIRACH CAPITAL MANAGEMENT, INC.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

-------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Index
                      -----------------------------------

S&P 500 Index is an unmanaged index composed of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 98.2%


                                                                         Shares                     Value
                                                                        --------                  ---------
AUTO & TRANSPORTATION -- 2.4%
RECREATIONAL VEHICLES & BOATS -- 1.1%
   Harley-Davidson ................................................        4,500                 $  203,670
                                                                                                 ----------
TRANSPORTATION MISCELLANEOUS -- 1.3%
   United Parcel Service, Cl B ....................................        4,900                    249,900
                                                                                                 ----------
CONSUMER DISCRETIONARY -- 10.3%
COMMUNICATIONS & MEDIA -- 0.9%
   AOL Time Warner* ...............................................        5,375                    167,754
                                                                                                 ----------
RESTAURANTS -- 0.6%
   Starbucks* .....................................................        6,600                    112,992
                                                                                                 ----------
RETAIL -- 7.3%
   Bed Bath & Beyond* .............................................        5,200                    130,312
   Best Buy* ......................................................        3,700                    203,130
   BJ' s Wholesale Club* ..........................................        6,900                    350,313
   Costco Wholesale* ..............................................        4,600                    174,018
   Kohl's* ........................................................        3,700                    205,757
   Lowe's .........................................................        4,300                    146,630
   Wal-Mart Stores ................................................        3,900                    200,460
                                                                                                 ----------
                                                                                                  1,410,620
                                                                                                 ----------
SERVICES - COMMERCIAL -- 1.5%
   Waste Management ...............................................       11,600                    284,200
                                                                                                 ----------
CONSUMER STAPLES -- 13.1%
BEVERAGE - SOFT DRINKS -- 4.4%
   Pepsi Bottling Group ...........................................        6,800                    316,064
   PepsiCo ........................................................       10,850                    528,503
                                                                                                 ----------
                                                                                                    844,567
                                                                                                 ----------
DRUG & GROCERY STORE CHAINS -- 2.0%
   Kroger* ........................................................       15,800                    386,468
                                                                                                 ----------
FOODS -- 5 7%
   General Mills ..................................................        8,300                    381,136
   Hershey Foods ..................................................        5,100                    325,023
   Sysco ..........................................................       15,900                    383,349
                                                                                                 ----------
                                                                                                  1,089,508
                                                                                                 ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                                              Shares             Value
                                                                             --------          ---------
SOAPS & HOUSEHOLD CHEMICALS -- 1.0%
   Procter & Gamble ......................................................      2,600          $ 191,828
                                                                                               ---------
FINANCIAL SERVICES -- 16.9%
BANKS - OUTSIDE NEW YORK CITY -- 1.0%
   BB&T ..................................................................      6,200            199,020
                                                                                               ---------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
   Citigroup .............................................................      9,833            447,598
   Household International ...............................................      2,800            146,440
                                                                                               ---------
                                                                                                 594,038
                                                                                               ---------
FINANCE DATA PROCESS SERVICES -- 3.4%
   Affiliated ComputerServices, Cl A* ....................................      3,200            281,760
   Concord EFS* ..........................................................     13,600            372,232
                                                                                               ---------
                                                                                                 653,992
                                                                                               ---------
FINANCE - SMALL LOAN -- 2.1%
   USA Education .........................................................      4,900            399,644
                                                                                               ---------
FINANCIAL MISCELLANEOUS -- 3.4%
   AMBAC Financial Group .................................................      5,900            283,200
   Freddie Mac ...........................................................      5,400            366,228
                                                                                               ---------
                                                                                                 649,428
                                                                                               ---------
INSURANCE - MULTI-LINE -- 3.9%
   Aflac .................................................................     10,200            249,492
   American International Group ..........................................      6,350            499,110
                                                                                               ---------
                                                                                                 748,602
                                                                                               ---------
HEALTHCARE -- 23.0%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 4.5%
   Amgen* ................................................................      5,200            295,464
   Baxter International ..................................................      7,200            348,264
   Genzyme-General Division* .............................................      4,000            215,800
                                                                                               ---------
                                                                                                 859,528
                                                                                               ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                                                    Shares                     Value
                                                                                   --------                  ----------
DRUG & PHARMACEUTICALS -- 12.2%
   Allergan .................................................................         2,800                  $  201,012
   American Home Products ...................................................         4,900                     273,567
   Cardinal Health ..........................................................         5,000                     335,550
   Johnson & Johnson ........................................................        12,000                     694,920
   King Pharmaceuticals* ....................................................         7,000                     272,930
   Pfizer ...................................................................        13,650                     571,935
                                                                                                             ----------
                                                                                                              2,349,914
                                                                                                             ----------
HEALTHCARE FACILITIES -- 6.3%
   HCA ......................................................................         7,200                     285,552
   Laboratory Corp Of America Holdings* .....................................         5,000                     431,000
   Manor Care* ..............................................................         6,300                     147,168
   Tenet Healthcare* ........................................................         6,100                     350,872
                                                                                                             ----------
                                                                                                              1,214,592
                                                                                                             ----------
INTEGRATED OILS -- 1.3%
OIL - INTEGRATED DOMESTIC -- 1.3%
   Conoco ...................................................................         9,700                     249,290
                                                                                                             ----------
MATERIALS & PROCESSING -- 3.6%
CHEMICALS -- 0.8%
   Air Products & Chemicals .................................................         4,000                     160,160
                                                                                                             ----------
DIVERSIFIED MANUFACTURING -- 2.8%
   Tyco International .......................................................        10,800                     530,712
                                                                                                             ----------
OTHER ENERGY -- 2.0%
OIL - CRUDE PRODUCERS -- 1.0%
   Anadarko Petroleum .......................................................         3,500                     199,675
                                                                                                             ----------
UTILITIES - GAS PIPELINES -- 1.0%
   EL Paso ..................................................................         4,000                     196,240
                                                                                                             ----------
PRODUCER DURABLES -- 3.4%
OFFICE FURNITURE & BUSINESS EQUIPMENT -- 1.3%
   Pitney Bowes .............................................................         6,600                     241,956
                                                                                                             ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)


COMMON STOCK - continued


                                                                                       Shares                       Value
                                                                                      --------                    ---------
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.1%
   Kla-Tencor* ......................................................................    3,700                   $  151,182
   Novellus Systems* ................................................................    7,700                      254,331
                                                                                                                 ----------
                                                                                                                    405,513
                                                                                                                 ----------
TECHNOLOGY -- 16.0%
COMMUNICATIONS TECHNOLOGY -- 1.3%
   Cisco Systems* ...................................................................   15,100                      255,492
                                                                                                                 ----------
COMPUTER SERVICES SOFTWARE & SYSTEMS -- 5.3%
   Citrix Systems* ..................................................................   11,700                      273,780
   Microsoft* .......................................................................   12,700                      738,505
                                                                                                                 ----------
                                                                                                                  1,012,285
                                                                                                                 ----------
COMPUTER TECHNOLOGY -- 6.4%
   Dell Computer* ...................................................................    8,400                      201,432
   Electronic Data Systems ..........................................................    5,600                      360,472
   International Business Machines ..................................................    3,600                      389,052
   Nvidia* ..........................................................................    6,700                      287,162
                                                                                                                 ----------
                                                                                                                  1,238,118
                                                                                                                 ----------
ELECTRICAL TECHNOLOGY -- 1.4%
   General Dynamics .................................................................    3,400                      277,440
                                                                                                                 ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.6%
   Intel ............................................................................   12,800                      312,576
                                                                                                                 ----------
UTILITIES -- 0.8%
UTILITIES - TELECOMMUNICATIONS -- 0.8%
   Sprint (PCS Group)* ..............................................................    6,700                      149,410
                                                                                                                 ----------
OTHER -- 5.4%
MULTI-SECTOR COMPANIES -- 5.4%
   Fortune Brands ...................................................................    8,200                      302,170
   General Electric .................................................................   20,500                      746,405
                                                                                                                 ----------
                                                                                                                  1,048,575
                                                                                                                 ----------
   TOTAL COMMON STOCK
     (Cost $19,619,752) .............................................................                            18,887,707
                                                                                                                 ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

SHORT-TERM INVESTMENT -- 2.0%

                                                                                     Face
                                                                                    Amount                    Value
                                                                                  ---------                -----------
REPURCHASE AGREEMENT -- 2.0%
   JP Morgan Chase Securities, Inc. 2.40% dated 10/31/01,
     matures 11/01/01, to be repurchased at $390,026,
     collateralized by $335,440 of U.S. Treasury Notes
     valued at $403,139 (Cost $390,000) ....................................      $ 390,000               $    390,000
                                                                                  ---------               ------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $20,009,752) (a) ...............................................                                19,277,707
                                                                                                          ------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.2%) .............................                                   (42,778)
                                                                                                          ------------
NET ASSETS CONSIST OF:
   Paid in Capital .........................................................                                26,845,946
   Net Investment Loss .....................................................                                   [65,495)
   Accumulated Net Realized Loss ...........................................                                (6,813,477)
   Unrealized Depreciation .................................................                                  (732,045)
                                                                                                          ------------
   TOTAL NET ASSETS -- 100.0% ..............................................                              $ 19,234,929
                                                                                                          ============
   Institutional Class Shares:
   Shares Issued and Outstanding (Unlimited authorization,
     no par value) .........................................................                                 2,719,148
   Net Asset Value, Offering and Redemption Price Per Share ................                                     $7.07
                                                                                                                 =====

  * Non-Income Producing Security Cl Class
(a) The cost for federal income tax purposes was $20,009,752. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $732,045. This consisted of aggregate gross unrealized appreciation for all securities of $1,421,962, and gross unrealized depreciation for all securities of $2,154,007.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


Investment Income
Dividends .....................................................................................       $      75,519
Interest ......................................................................................              15,599
                                                                                                      -------------
   Total Income ...............................................................................              91,118
                                                                                                      -------------
Expenses
Investment Advisory Fees -- Note B ............................................................              75,736
Administrative Fees -- Note C .................................................................              35,371
Legal Fees ....................................................................................              12,164
Filing and Registration Fees ..................................................................               9,077
Transfer Agent Fees ...........................................................................               8,235
Audit Fees ....................................................................................               6,414
Printing Expenses .............................................................................               5,835
Custodian Fee .................................................................................               2,383
Trustees' Fees -- Note E ......................................................................               1,413
Other Expenses ................................................................................                  32
                                                                                                      -------------
   Net Expenses Before Expense Offset .........................................................             156,660
Expense Offset -- Note A ......................................................................                 (47)
                                                                                                      -------------
   Net Expenses After Expense Offset ..........................................................             156,613
                                                                                                      -------------
Net Investment Loss ...........................................................................             (65,495)
                                                                                                      -------------
Net Realized Loss on Investments ..............................................................          (3,207,040)
Net Change in Unrealized Appreciation (Depreciation) on Investments ...........................            (125,875)
                                                                                                      -------------
Net Loss on Investments .......................................................................          (3,332,915)
                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations ..........................................       $ (3,398,410)
                                                                                                      ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months            Year
                                                                                     Ended               Ended
                                                                                October 31, 2001        April 30,
                                                                                   (Unaudited)            2001
                                                                                ----------------      -----------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Loss ....................................................      $    (65,495)       $   (181,943)
   Net Realized Gain (Loss) ...............................................        (3,207,040)            640,832
   Net Change in Unrealized Appreciation (Depreciation) ...................          (125,875)         (8,332,182)
                                                                                 ------------        ------------
   Net Decrease in Net Assets
     Resulting from Operations ............................................        (3,398,410)         (7,873,293)
                                                                                 ------------        ------------
Distributions:
   Net Realized Gain ......................................................                --            (640,832)
   In Excess of Net Realized Gain .........................................                --          (1,550,018)
                                                                                 ------------        ------------
     Total Distributions ..................................................                --          (2,190,850)
                                                                                 ------------        ------------
Capital Share Transactions:
   Issued .................................................................            84,974           2,810,357
   Issued in Lieu of Cash Distributions ...................................                --           2,190,850
   Redeemed ...............................................................          (604,063)        (1,787,192)
                                                                                 ------------        ------------
Net Increase (Decrease) from Capital Share Transactions ...................          (519,089)          3,214,015
                                                                                 ------------        ------------
Total Decrease ............................................................        (3,917,499)         (6,850,128)
                                                                                 ------------        ------------
Net Assets:
   Beginning of Period ....................................................        23,152,428          30,002,556
                                                                                 ------------        ------------
   End of Period ..........................................................      $ 19,234,929        $ 23,152,428
                                                                                 ============        ============
Shares Issued and Redeemed:
   Shares Issued ..........................................................            10,897             346,392
   In Lieu of Cash Distributions ..........................................                --             226,796
   Shares Redeemed ........................................................           (75,992)           (162,637)
                                                                                 ============        ============
   Net Increase (Decrease) in Shares Outstanding ..........................           (65,095)            410,551
                                                                                 ============        ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                      Selected Per Share Data & Ratios
                                                                        For a Share Outstanding Throughout Each Period

                                               Six Months
                                                 Ended                                                       October 2,
                                               October 31,               Year Ended April 30,                1997*** to
                                                 2001          ---------------------------------------        April 30,
                                              (Unaudited)        2001          2000             1999            1998
                                              -----------      --------      --------         --------       ----------
Net Asset Value, Beginning of
   Period .................................   $   8.32         $  12.64      $  13.19         $  11.38        $ 10.00
                                              --------         --------      --------         --------        -------
Income From Investment Operations
Net Investment Loss .......................      (0.03)           (0.07)        (0.03)           (0.04)         (0.02)
Net Realized and Unrealized
   Gain (Loss) ............................      (1.22)           (3.29)        (0.13)            1.91           1.40
                                              --------         --------      --------         --------        -------
   Total from Investment
     Operations ...........................      (1.25)           (3.36)        (0.16)            1.87           1.38
                                              --------         --------      --------         --------        -------
Distributions
   Net Realized Gain ......................         --            (0.28)        (0.39)           (0.06)            --
   In Excess of Net Realized Gain .........         --            (0.68)           --               --             --
                                              --------         --------      --------         --------        -------
     Total Distributions ..................         --            (0.96)        (0.39)           (0.06)            --
                                              --------         --------      --------         --------        -------
   Net Asset Value, End of Period .........   $   7.07         $   8.32      $  12.64         $  13.19        $ 11.38
                                              ========         ========      ========         ========        =======
   Total Return ...........................     (15.02)%**       (27.64)%       (1.20)%          16.52%         13.80%**
                                              ========         ========      ========         ========        =======
Ratios and Supplemental Data
   Net Assets, End of Period
     (Thousands) ..........................   $ 19,235         $ 23,152      $ 30,003         $ 30,450        $25,690
   Ratio of Expenses to
     Average Net Assets ...................       1.45%*           1.43%         1.43%            1.40%          1.56%*
   Ratio of Net Investment Loss to
     Average Net Assets ...................      (0.61)%*         (0.69)%       (0.27)%          (0.38)%        (0.35)%*
   Portfolio Turnover Rate ................         46%             129%          41%               28%            11%

  *  Annualized
 **  Not Annualized
***  Commencement of Operations

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Sirach Growth II Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2001 the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of equity securities, primarily the common stock of large, U.S.-based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral.

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------
     In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of net operating losses.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss), for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

         6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

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     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser "), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended October 31, 2001, the Portfolio paid PBHGSSC $1,085.

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustees meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

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     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are served by the financial representative.

     G. Purchases and Sales: For the six months ended October 31, 2001, the Portfolio made purchases of $9,506,631 and sales of $9,561,505 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2001, 100% of total shares outstanding were held by 1 record shareholder.

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                                     NOTES

                                     NOTES

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

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Officers and Trustees

James F. Orr, III                        Linda T. Gibson
Trustee, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Trustee                                  Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher Salfi
Trustee                                  Treasurer

Philip D. English                        Suzan M. Barron
Trustee                                  Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Trustee                                  Assistant Secretary
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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Sirach Capital Management, Inc.
520 Pike Street
Suite 2800
Seattle, WA 98101

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

                                            ------------------------------------
                                            This report has been prepared for
                                            shareholders and may be distributed
                                            to others only if preceded or
                                            accompanied by a current prospectus.
                                            ------------------------------------